Fair Value Measurements of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Financial Instruments [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$69,303	$—	$69,303

Liabilities :
Commodity derivatives	$—	$41,814	$—	$41,814
Interest rate derivatives	—	5,087	—	5,087

Total liabilities	$—	$46,901	$—	$46,901

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$61,825	$—	$61,825

Liabilities :
Commodity derivatives	$—	$13,724	$—	$13,724
Interest rate derivatives	—	1,889	—	1,889

Total liabilities	$—	$15,613	$—	$15,613